Subsequent Events (Details) - $ / shares	Jan. 11, 2017	Dec. 05, 2016	Nov. 30, 2016	May 31, 2016	Oct. 24, 2014
Subsequent Event [Line Items]
Common stock issued for compensated with Adebayo Ladipo, par value			$ 0.0001		$ 0.05
Common Stock, shares authorized			500,000,000	500,000,000
Common stock, shares issued			259,196,500	258,792,500
Common stock, shares outstanding			259,196,500	258,792,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for compensated with Adebayo Ladipo		7,500,000
Common stock issued for compensated with Adebayo Ladipo, par value		$ 0.0001
Common stock issued for conversions	184,748,966
Common Stock, shares authorized	500,000,000
Common stock, shares issued	451,640,836
Common stock, shares outstanding	451,640,836
Common stock reserved, shares	43,646,325
Common stock avaliable for future issue	4,712,839